FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2007

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


         Name:     Jonathan Gallen

         Address:  c/o Ahab Capital Management, Inc.
                   299 Park Avenue, 17th Floor
                   New York, NY 10171
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                         Form 13F File Number:
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager: Jonathan Gallen

Reporting Manager: Jonathan Gallen

Name:    Jonathan Gallen
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Title:   Investment Manager
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Phone:   212-653-1016
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Signature, Place, and Date of Signing:

/s/ Jonathan Gallen                    New York, NY             March 27, 2008
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        None
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Form 13F Information Table Entry Total:   12
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Form 13F Information Table Value Total:   $  112,531 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                                December 31, 2007


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    Column 1                    Column 2      Column 3      Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                      Value    Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class        CUSIP         (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
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
AMPEX CORP DEL                  CL A NEW    032092306         $529       175,000   SH          SOLE      N/A     175,000
CHARLOTTE RUSSE HLDG INC            COM     161048103       $2,019       125,000   SH          SOLE      N/A     125,000
COSI INC.                           COM     22122P101       $8,960     4,000,000   SH          SOLE      N/A   4,000,000
DIGIRAD CORP                        COM     253827109         $910       250,000   SH          SOLE      N/A     250,000
GENERAL FINANCE CORP                COM     369822101      $11,350     1,250,000   SH          SOLE      N/A   1,250,000
GENERAL FINANCE CORP        *W EXP 4/5/10   369822119       $2,030       655,000   SH          SOLE      N/A     655,000
MOLECULAR INSIGHT PHARM INC         COM     60852M104       $2,718       300,000   SH          SOLE      N/A     300,000
PRG-SCHULTZ INTL INC            COM NEW     69357C503      $17,997     2,100,000   SH          SOLE      N/A   2,100,000
SEATTLE GENETICS INC                COM     812578102      $63,643     5,548,750   SH          SOLE      N/A   5,548,750
SEATTLE GENETICS INC                COM     812578102          $65         5,500   SH         OTHER      N/A                   5,500
TITAN INTERNATIONAL INC ILL         COM     88830M102         $782        25,000   SH          SOLE      N/A      25,000
WIRELESS RONIN TECHNOLOGIES         COM     97652A203       $1,528       525,000   SH          SOLE      N/A     525,000